Condensed Consolidated Statements of Commitment to Issue Class A Common Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Commitment to Issue Class A Common Stock	Class A Common Stock Previously Reported	[1]	Class A Common Stock Restatement Adjustment		Class A Common Stock		Class B Common Stock Previously Reported	[1]	Class B Common Stock Restatement Adjustment		Class B Common Stock		Convertible Preferred Stock Redeemable Preference Previously Reported		Convertible Preferred Stock Redeemable Preference Restatement Adjustment		Convertible Preferred Stock Redeemable Preference	Convertible Preferred Stock Common Stock Previously Reported	Convertible Preferred Stock Common Stock Restatement Adjustment	Ordinary Stock Common Stock Previously Reported	[1]	Ordinary Stock Common Stock Restatement Adjustment	[1]	Ordinary Stock Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Restatement Adjustment	Additional Paid-in Capital	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Restatement Adjustment	Total
Balance at Dec. 31, 2019					$ 7		$ 7				$ 8		$ 8		$ 724,823		$ (724,823)			$ 924,149	$ (924,149)						$ 158,704	$ 1,648,957	$ 1,807,661	$ (3,284)	$ (3,284)	$ (2,244,054)	$ (2,244,054)	$ (2,088,634)	$ 1,648,972	$ (439,662)
Balance (in Shares) at Dec. 31, 2019					72,269,976	[1]	72,269,976	[1]			84,780,000	[1]	84,780,000	[1]	470,588,235	[1]	(470,588,235)	[1]	[1]	600,000,000	(600,000,000)	40,879,124		(40,879,124)		[1]
Conversion of Class B Common Stock into Class A Common Stock (see Note 13)							$ 2						$ (2)
Conversion of Class B Common Stock into Class A Common Stock (see Note 13) (in Shares)	[1]						20,779,412						(20,779,412)
Stock-based compensation																													9,505							9,505
Exercise of stock options																													115							115
Exercise of stock options (in Shares)	[1]						54,259
Issuance of warrants																													490							490
Purchase of common stock																													(11)							(11)
Purchase of common stock (in Shares)	[1]						(4,051)
Foreign currency translation adjustment																															(2,690)					(2,690)
Net loss																																	(147,085)			(147,085)
Balance at Dec. 31, 2020							$ 9						$ 6																1,817,760		(5,974)		(2,391,139)			(579,338)
Balance (in Shares) at Dec. 31, 2020	[1]						93,099,596						64,000,588
Conversion of related party notes payable to Class A Common Stock							$ 1																						134,358							134,359
Conversion of related party notes payable to Class A Common Stock (in Shares)							10,888,580
Conversion of The9 Conditional Obligation																													2,863							2,863
Conversion of The9 Conditional Obligation (in Shares)							423,053
Stock-based compensation																													3,468							3,468
Exercise of stock options																													7,752							7,752
Exercise of stock options (in Shares)							3,248,425
Issuance of warrants																													7,113							7,113
Foreign currency translation adjustment																															(676)					(676)
Net loss																																	(128,300)			(128,300)
Balance at Jun. 30, 2021							$ 10						$ 6																1,973,314		(6,650)		(2,519,439)			(552,759)
Balance (in Shares) at Jun. 30, 2021							107,659,654						64,000,588
Balance at Dec. 31, 2020							$ 9						$ 6																1,817,760		(5,974)		(2,391,139)			(579,338)
Balance (in Shares) at Dec. 31, 2020	[1]						93,099,596						64,000,588
Conversion of related party notes payable to Class A Common Stock							$ 2																						294,794							294,796
Conversion of related party notes payable to Class A Common Stock (in Shares)	[1]						22,454,776
Conversion of notes payable into Class A Common Stock (Note 10)							$ 1																						98,374							98,375
Conversion of notes payable into Class A Common Stock (Note 10) (in Shares)	[1]						7,688,153
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (Note 3)							$ 3																						170,111							170,114
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (Note 3) (in Shares)	[1]						27,798,411
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (Note 9)																													790							790
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (Note 9) (in Shares)	[1]						80,000
Conversion of liabilities into Class A Common Stock in the Business Combination (Note 3)							$ 3																						311,795							311,798
Conversion of liabilities into Class A Common Stock in the Business Combination (Note 3) (in Shares)	[1]						22,586,392
Conversion of liabilities into the commitment to issue Class A Common Stock in the Business Combination (Note 3)																													25,877							25,877
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3)							$ (9)						$ (6)																15
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3) (in Shares)	[1]						(87,273,528)						(64,000,588)
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (Note 3)							$ 8																						692,397							692,405
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (Note 3) (in Shares)	[1]						76,140,000
Settlement of lawsuit with issuance of vested stock options (Note 12)																													8,459							8,459
Settlement of accrued rent with issuance of vested stock options																													951							951
Vesting of restricted stock award for employee bonus																													18,617							18,617
Vesting of restricted stock award for employee bonus (in Shares)	[1]						1,350,970
Conversion of The9 Conditional Obligation																													2,863							2,863
Conversion of The9 Conditional Obligation (in Shares)	[1]						423,053
Stock-based compensation																													11,345							11,345
Exercise of stock options																													10,587							$ 10,587
Exercise of stock options (in Shares)							4,388,596	[1]						[1]																						1,035,399
Settlement of receivables through receipt of Class A Common Stock																													(105)							$ (105)
Settlement of receivables through receipt of Class A Common Stock (in Shares)	[1]						(43,096)
Issuance of warrants																													17,596							17,596
Foreign currency translation adjustment																															(971)					(971)
Net loss																																	(516,505)			(516,505)
Balance at Dec. 31, 2021							$ 17																						3,482,226		(6,945)		(2,907,644)			$ 567,654
Balance (in Shares) at Dec. 31, 2021							168,693,323																													1,358,459,707
Balance at Mar. 31, 2021							$ 9						$ 6																1,827,781		(5,466)		(2,466,664)			$ (644,334)
Balance (in Shares) at Mar. 31, 2021							94,777,273						64,000,588
Conversion of related party notes payable to Class A Common Stock							$ 1																						134,358							134,359
Conversion of related party notes payable to Class A Common Stock (in Shares)							10,888,580
Stock-based compensation																													948							948
Exercise of stock options																													5,102							5,102
Exercise of stock options (in Shares)							1,993,801
Issuance of warrants																													5,125							5,125
Foreign currency translation adjustment																															(1,184)					(1,184)
Net loss																																	(52,775)			(52,775)
Balance at Jun. 30, 2021							$ 10						$ 6																1,973,314		(6,650)		(2,519,439)			(552,759)
Balance (in Shares) at Jun. 30, 2021							107,659,654						64,000,588
Balance at Dec. 31, 2021							$ 17																						3,482,226		(6,945)		(2,907,644)			$ 567,654
Balance (in Shares) at Dec. 31, 2021							168,693,323																													1,358,459,707
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06 (Note 7)		$ 32,900																															(20,265)			$ (20,265)
Reclassification of deferred gain upon adoption of ASC 842																																	3,393			3,393
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (Note 3)							$ 7						$ 6																(13)
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (Note 3) (in Shares)							68,887,416						64,000,588
Stock-based compensation																													6,474							6,474
Exercise of stock options																													2,354							2,354
Exercise of stock options (in Shares)							962,736
Foreign currency translation adjustment																															3,684					3,684
Net loss																																	(294,792)			(294,792)
Balance at Jun. 30, 2022		$ 32,900					$ 24						$ 6																3,491,041		(3,261)		(3,219,308)			268,502
Balance (in Shares) at Jun. 30, 2022							238,543,475						64,000,588
Balance at Mar. 31, 2022		$ 32,900					$ 24						$ 6																3,487,415		(7,509)		(3,077,614)			402,322
Balance (in Shares) at Mar. 31, 2022							238,197,018						64,000,588
Issuance of shares pursuant to the commitment to issue Class A Common Stock (Note 3)
Issuance of shares pursuant to the commitment to issue Class A Common Stock (Note 3) (in Shares)							145,396
Stock-based compensation																													3,127							3,127
Exercise of stock options																													499							499
Exercise of stock options (in Shares)							201,061
Foreign currency translation adjustment																															4,248					4,248
Net loss																																	(141,694)			(141,694)
Balance at Jun. 30, 2022		$ 32,900					$ 24						$ 6																$ 3,491,041		$ (3,261)		$ (3,219,308)			$ 268,502
Balance (in Shares) at Jun. 30, 2022							238,543,475						64,000,588

[1]	The shares of the Company’s common stock prior to the Business Combination (as defined in Note 1) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination as described in Note 3.